8. Deposits (Tables)	12 Months Ended
Dec. 31, 2015
Maturities of Time Deposits [Abstract]
Maturity distribution of time deposits
2016	$67,812,011
2017	13,816,874
2018	7,017,296
2019	12,765,849
2020	6,150,498
Total time certificates of deposit	$107,562,528